Annual Operating Expenses - FidelityCommodityStrategyFund-RetailPRO - FidelityCommodityStrategyFund-RetailPRO - Fidelity Commodity Strategy Fund - Fidelity Commodity Strategy Fund	Sep. 29, 2023
Operating Expenses:
Management fee	0.40%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.22%
Acquired fund fees and expenses	0.02%	[1]
Total annual operating expenses	0.64%	[2]

[1]	AThe fund may invest in a wholly-owned subsidiary, Geode Commodity Strategy Cayman Ltd. The subsidiary has entered into a separate contract with Geode Capital Management, LLC (Geode) for the management of its portfolio pursuant to which the subsidiary does not pay Geode a fee. The subsidiary pays certain other expenses including custody fees.
[2]	BDiffers from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.